Simple Agreement for Future Equity (Details Narrative) - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 27, 2024	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advisory services								$ 205,000
Principal amount	$ 200,000			$ 4,800,000			$ 2,500,000	5,265,000
Issuance of common stock in lieu of cash per settlement agreement		$ 11,000					11,000
Accrued Interest	$ 11,000			$ 813,000			$ 388,000	146,000
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 6,000,000.0			$ 6,000,000.0
Principal and accrued interest			$ 5,500,000
2021 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds						7,900,000
Purchase amounts						$ 10,000,000.0
Discount rate						80.00%
Shares Issued, Price Per Share			$ 36.20			$ 36.20
2022 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds								10,800,000
Purchase amounts								10,000,000.0
Advisory services								$ 200,000
2022 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate								70.00%
2022 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate								80.00%
2023 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds					$ 2,800,000
Purchase amounts					$ 10,000,000.0
2023 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					70.00%
2023 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					80.00%
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount								$ 1,000,000.0
Loss on debt extinguishment			$ 700,000
Issuance of common stock in lieu of cash per settlement agreement			6,200,000
Accrued Interest			$ 5,500,000